CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from continuing operations
Loss	$ (52,334)	$ (1,496)	$ (17,897)
Loss from discontinued operations	(200)	(795)	(8,320)
Loss from continuing operations	(52,134)	(701)	(9,577)
Reconciliation of loss to net cash provided by (used in) operating activities:
Depreciation and amortization	15,072	$ 15,951	$ 17,559
Goodwill impairment	20,402
Impairment of long lived assets	10,137
Stock-based compensation of options and RSUs	1,901	$ 2,427	$ 2,268
Accrued severance pay, net	(111)	300	(38)
Accrued interest and exchange rate differences on restricted cash and deposits, net	842	858	307
Exchange rate differences on long-term loans	(288)	(416)	157
Capital loss from disposal of property and equipment	82	430	48
Deferred income taxes, net	1	7	(2,733)
Decrease (increase) in trade receivables, net	4,553	(2,457)	(4,228)
Decrease (increase) in other assets (including short-term, long-term and deferred charges)	998	(20,251)	10,740
Increase in inventories	(2,821)	$ (445)	$ (6,502)
Increase in restricted cash directly related to operating activities, net	(87,004)
Increase (decrease) in trade payables	(5,133)	$ 2,226	$ (1,225)
Increase (decrease) in accrued expenses	2,935	5,401	(4,703)
Increase (decrease) in advances from customers	79,884	(25,935)	25,249
Increase (decrease) in advances from customers held by trustees, net	(2,243)	14,068	(4,448)
Decrease in other current liabilities and other long-term liabilities	(1,860)	(7,625)	(6,477)
Net cash provided by (used in) operating activities	(14,787)	(16,162)	16,397
Cash flows used in investing activities:
Purchase of property and equipment	(3,930)	(12,630)	(4,063)
Investment in restricted cash (including long-term)	(22,717)	(12,788)	(25,961)
Proceeds from restricted cash (including long-term)	34,120	11,228	2,975
Investment in restricted cash held by trustees	(16,634)	(24,869)	(17,587)
Proceeds from restricted cash held by trustees	$ 21,501	$ 12,306	13,744
Purchase of intangible assets			(16)
Net cash provided by (used in) investing activities	$ 12,340	$ (26,753)	$ (30,908)
Cash flows used in financing activities:
Capital lease payments	(609)	(234)
Issuance of restricted stock units and exercise of stock option	5,683	1,186	$ 581
Payment of obligation related to the purchase of intangible asset	(500)	(500)	(500)
Short-term bank credit, net	(5,897)	16,570	(3,518)
Repayment of long-term loans	(4,544)	(4,633)	(12,950)
Net cash provided by (used in) financing activities	$ (5,867)	$ 12,389	(16,387)
Cash flows from discontinued operations
Net cash used in operating activities			(5,996)
Net cash provided by investing activities			15,791
Net cash provided by financing activities			12,884
Net cash provided by (used in) discontinued operations			22,679
Effect of exchange rate changes on cash and cash equivalents	$ (977)	$ (172)	(325)
Decrease in cash and cash equivalents	(9,291)	(30,698)	(8,544)
Cash and cash equivalents at the beginning of the year	27,726	58,424	66,968
Cash and cash equivalents at the end of the year	18,435	27,726	58,424
Cash paid during the year for continuing operations:
Interest	1,507	1,681	2,154
Income taxes	517	1,582	730
Non-cash transactions:
Reclassification from inventories to property and equipment	2,519	2,857	3,778
Reclassification from property and equipment to inventories	114	381	$ 691
Capital lease	26	$ 1,123
Wavestream Corporation [Member]
Reconciliation of loss to net cash provided by (used in) operating activities:
Goodwill impairment	$ 0